Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2014
Commitments and Contingencies Disclosure
Charter Hire
Period/Year ending December 31,	Amount
2014 (period)	$57,500
2015	114,221
2016	115,638
2017	84,431
2018	40,081
Thereafter	226,896
$638,767

Technical and Commercial Management Fee
Period/Year ending December 31,	Amount
2014 (period)	$1,895
2015	3,872
2016	4,000
2017	4,108
2018	4,231
Thereafter	8,860
$26,966